Offerings	Oct. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.619% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031
Amount Registered | shares	2,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310,725.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,250,000,000 aggregate principal amount of 4.619% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031, $2,250,000,000 aggregate principal amount of 5.133% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036 and $500,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2031.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.133% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036
Amount Registered | shares	2,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310,725.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,250,000,000 aggregate principal amount of 4.619% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031, $2,250,000,000 aggregate principal amount of 5.133% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036 and $500,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2031.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Unsecured Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,250,000,000 aggregate principal amount of 4.619% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031, $2,250,000,000 aggregate principal amount of 5.133% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036 and $500,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2031.